Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
14. RELATED PARTY TRANSACTIONS
Scientific Advisory Board Member
One of the Company’s
co-founders
and former director is a member of the Company’s Scientific Advisory Board (“SAB”) and meets the criteria of a related party. For each of the years ended December 31, 2024 and 2023, the Company incurred expense of $0.1 million for advisory services provided. There were no amounts due to this related party as of December 31, 2024 or 2023.
License Agreement
Harvard meets the criteria of a related party resulting from the Company’s co-founders’
employment as professors in the Harvard Department of Molecular Pharmacology. Core intellectual property utilized by the Company is licensed from Harvard under the License Agreement described in Note 11,
License Agreements
.
The Company incurred expense of $0.4 million and $0.2 million related to the License Agreement during the years ended December 31, 2024 and 2023, respectively. No amounts were due to Harvard related to the License Agreement as of December 31, 2024 and 2023.
Adimab Agreement
One member of the Company’s Board of Directors also services on the board of Adimab, LLC (“Adimab”), an antibody discovery company. In May 2023, Legacy Tectonic entered into a discovery agreement with Adimab whereby Legacy Tectonic and Adimab collaborated on human antibody discovery in accordance with an agreed upon research program. The Company incurred expense of $0.2 million during each of the years ended December 31, 2024 and 2023. The Company terminated the agreement with Adimab in July 2024.
SAFE Agreements
From October through December 2023, Legacy Tectonic entered into multiple SAFE agreements with certain existing investors and received proceeds of $34.1 million. All investors were considered related parties of the Company. The SAFE agreements had no maturity date, bore no interest, and were redeemable by Legacy Tectonic upon the occurrence of a triggering event, including the Merger which qualified as a public listing transaction under the SAFE agreements. The SAFEs were redeemed for shares of Legacy Tectonic common stock in connection with the closing of the Merger.